Related Party Transactions	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 4—RELATED PARTY TRANSACTIONS
Shares of Common Stock
On October 13, 2020, the Sponsor purchased 100 undesignated shares of common stock for a purchase price of $100, or $1 per share, and advanced $25,000 in exchange for a promissory note. Prior to the Sponsor’s initial investment in the Company, the Company had no assets. On November 6, 2020, the Sponsor purchased an aggregate of 2,300,000 shares of Class B common stock for an aggregate purchase price of $25,000, or approximately $0.01 per share, paid through the cancellation of an equivalent outstanding amount under the promissory note between the Company and the Sponsor, and the tender to the Company of all 100 shares of the Company’s undesignated common stock held by the Sponsor. See “Note payable—Sponsor” and “Note 6—Stockholders’
Deficit
” below. On November 27, 2020, 287,500 shares of Class B common stock were forfeited by the Sponsor. In connection with the Initial Public Offering, the Sponsor sold an aggregate of 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company. As of December 31, 2020, the Sponsor and the Company’s directors and officers h
e
ld 2,012,500 Alignment Shares.
Private Placement Warrants Purchase
On December 10, 2020, the Sponsor purchased from the Company an aggregate of 7,366,667 Private Placement Warrants at a price of $1.50 per warrant or approximately $11,050,000 in the aggregate. See “Note 3—Initial Public Offering—Private Placement Warrants.” Approximately $3,000,000 of proceeds of the Private Placement Warrants purchase were added to the capital of the Company.
Note Payable—Sponsor
On October 13, 2020, the Sponsor advanced $25,000 to the Company in exchange for a promissory note. On November 6, 2020, the Sponsor purchased an aggregate of 2,300,000 shares of Class B common stock for an aggregate purchase price of $25,000, or approximately $0.01 per share, paid through the cancellation of an equivalent outstanding amount under the promissory note between the Company and the Sponsor, and the tender to the Company of all 100 shares of the Company’s undesignated common stock held by the Sponsor. Prior to the Initial Public Offering, the Sponsor loaned the Company $215,316 pursuant to an amended and restated unsecured promissory note to cover expenses related to the Company’s Initial Public Offering. These loans were noninterest bearing, unsecured and due at the earlier of June 30, 2021 and the closing of the Initial Public Offering. The $215,316 loan made pursuant to the amended and restated unsecured promissory note was repaid upon the completion of the Initial Public Offering out of the offering proceeds that have been allocated for the payment of offering expenses (other than underwriting commissions) not held in the Trust Account.
On February 16, 2021, the Company entered into a Second Amended and Restated Promissory Note with the Sponsor, with borrowing capacity up to $3,000,000, in order to finance transaction costs in connection with an intended Business Combination. The note is non-interest
bearing and the unpaid principal balance of the promissory note shall be payable on the earlier of: (i) the consummation of a Business Combination and (ii) December 31, 2022. The principal amount of such loans may be convertible into Private Placement Warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the
S
ponsor. These warrants would be identical to the
Private Placement Warrants
. No amounts have been borrowed under the note by the Company as of March 31, 2021.
Administrative Service Agreement
On December 10, 2020, the Company entered into an agreement to pay $10,000 a month for office space, administrative and support services to an affiliate of the Sponsor and will terminate the agreement upon the
earlier of a Business Combination or the liquidation of the Company. The Company recorded $6,144 of expense related to this agreement, which is included in Operating expenses on the Statement of Operations and Due to related party on the Balance Sheet.

NOTE 4—RELATED PARTY TRANSACTIONS
Shares of Common Stock
On October 13, 2020, the Sponsor purchased 100 undesignated shares of common stock for a purchase price of $100, or $1 per share, and advanced $25,000 in exchange for a promissory note. Prior to the Sponsor’s initial investment in the Company, the Company had no assets. On November 6, 2020, the Sponsor purchased an aggregate of 2,300,000 shares of Class B common stock for an aggregate purchase price of $25,000, or approximately $0.01 per share, paid through the cancellation of an equivalent outstanding amount under the promissory note between the Company and the Sponsor, and the tender to the Company of all 100 shares of the Company’s undesignated common stock held by the Sponsor. See “Note payable—Sponsor” and “Note 6—Stockholders’ Deficit” below. On November 27, 2020, 287,500 shares of Class B common stock were forfeited by the Sponsor. In connection with the Initial Public Offering, the Spon
s
or sold an aggregate of 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company. As of June 30, 2021 and December 31, 2020, the Sponsor and the Company’s directors and officers held 2,012,500
Alignment Shares.

Private Placement Warrants Purchase
On December 10, 2020, the Sponsor purchased from the Company an aggregate of 7,366,667 Private Placement Warrants at a price of $1.50 per warrant or approximately $11,050,000 in the aggregate. See “Note 3—Initial Public Offering—Private Placement Warrants.” Approximately $3,000,000 of proceeds of the Private Placement Warrants purchase were added to the capital of the Company.
Sponsor Promissory Note
On October 13, 2020, the Sponsor advanced $25,000 to the Company in exchange for a promissory note. On November 6, 2020, the Sponsor purchased an aggregate of 2,300,000 shares of Class B common stock for an aggregate purchase price of $25,000, or approximately $0.01 per share, paid through the cancellation of an equivalent outst
a
nding amount under the promissory note between the Company and the Sponsor, and the tender to the Company of all 100 shares of the Company’s undesignated common stock held by the Sponsor. Prior to the Initial Public Offering, the Sponsor loaned the Company $215,316 pursuant to an amended and restated unsecured promissory note to cover expenses related to the Company’s Initial Public Offering. These loans were noninterest bearing, unsecured and due at the earlier of June 30, 2021 and the closing of the Initial Public Offering. The $215,316 loan made pursuant to the amended and restated unsecured promissory note was repaid upon the completion of the Initial Public Offering out of the offering proceeds that have been allocated for the payment of offering expenses (other than underwriting commissions) not held in the Trust Account.
On February 16, 2021, the Company entered into a Second Amended and Restated Promissory Note with the Sponsor (the “Sponsor Note”), with borrowing capacity up to $3,000,000, in order to finance transaction costs in connection with an intended Business Combination. The note is non-interest
bearing and the unpaid principal balance of the promissory note shall be payable on the earlier of: (i) the consummation of a Business Combination and (ii) December 31, 2022. The principal amount of such loans may be convertible into Private Placement Warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the Sponsor. These warrants would be identical to the Private Placement Warrants. On May 17, 2021, the Company borrowed $1,100,000 under the note, which was outstanding as of June 30, 2021. The note is carried at fair value on the Company’s Balance Sheet and remeasured each reporting period in accordance with the guidance in ASC 480, “Distinguishing Liabilities from Equity”. As of June 30, 2021, the fair value of the Sponsor Note was determined to equal the drawn amount, as the fair value of the Private Placement Warrants is less than the stated conversion price. On August 12, the Company borrowed an additional $1,900,000 under the note, for total outstanding borrowings of $3,000,000.
Administrative Service Agreement
On December 10, 2020, the Company entered into an agreement to pay $10,000 a month for office space, administrative and support services to an affiliate of the Sponsor and will terminate the agreement upon the earlier of a Business Combination or the liquidation of the Company. For the six months ended June 30, 2021, the Company recorded
$60,000

of expense related to this agreement, which is included in Operating expenses on the Statement of
Operations.